Acquisition Of Hotel Properties (Schedule Of Pro Forma Results) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Acquisition Of Hotel Properties [Abstract]
Total revenue	$ 56,741	$ 73,281
Operating income	3,970	6,774
Net earnings (loss) attributable to common shareholders	$ 3,755	$ 10,816
Net earnings (loss) per share attributable to common shareholders - Basic	$ 4.94	$ 14.36
Net earnings (loss) per share attributable to common shareholders - Diluted	$ 1.23	$ 0.32